MFS(R) VALUE FUND *

          Supplement dated November 17, 2003 to the Current Prospectus

This Supplement restates the fund's Performance Table in the fund's Prospectus dated January 1, 2003. The caption headings used in this Supplement correspond with the caption headings used in the Prospectus.

Average Annual Total Returns (for the periods ended December 31, 2001):

     Returns Before Taxes                                1 Year             5 Years              Life *
                                                         ------             -------              ------
     Class B Shares                                     (12.09)%             14.01%              16.05%
     Class C Shares                                     (9.36)%              14.24%              16.13%
     Class R Shares                                       N/A                 N/A                 N/A
     Class 529A Shares                                    N/A                 N/A                 N/A
     Class 529B Shares                                    N/A                 N/A                 N/A
     Class 529C Shares                                    N/A                 N/A                 N/A
     Class A Shares                                     (13.10)%             13.50%              15.50%
     Returns After Taxes (Class A Shares only)
     Class  A  Shares'   Return  After  Taxes  on
     Distributions                                      (15.18)%             5.01%               10.35%
     Class  A  Shares'   Return  After  Taxes  on
     Distributions and Sale of Class A Shares
                                                        (9.03)%              4.61%               9.19%
     Index Comparisons (reflects no deduction for fees, expenses or taxes)
     Russell 1000 Value Index #+                        (5.59)%              11.13%              12.82%
     Standard & Poor's 500 Composite Index##+
                                                        (11.88)%             10.70%              12.65%
     Lipper Equity  Income Fund Average++               (5.67)%              8.16%               9.59%

-----------------

* Fund performance figures are for the period from the commencement of the fund's investment operations on January 2, 1996, through December 31, 2001. Index and Lipper Average returns are from January 1, 1996. Class R shares were not available for sale during the period covered in this chart.

# The Russell 1000 Value Index measures the performance of large-cap U.S. value stocks.

## The Standard & Poor's 500 Composite Index is a broad-based, unmanaged index of common stock total return performance.

+    Source: Standard & Poor's Micropal

++ The Lipper Equity Income Fund Average, as calculated by Lipper Inc., is the average investment performance of funds in the Lipper Equity Income Fund category which have similar investment objectives to the fund, and does not reflect the deduction of sales charges.


                The date of this Supplement is November 17, 2003.


* El presente Suplemento tambien se encuentra disponible en espanol. Solicite un ejemplar a un representante de servicio de MFS llamando al 1-800-225-2606. En el caso de discrepancias entre las versiones en ingles y en espanol, se considerara valida la version en ingles.